Income tax	12 Months Ended
Dec. 31, 2019
Income tax [abstract]
Disclosure of income tax
17.	Income tax
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:

Profit or loss	2019	2018	2017
	€	€	€
Current income tax	20,880	33,491	23,007
Deferred tax	304	(14,536)	(5,276)

Income tax expense reported in the consolidated statement of profit or loss	21,184	18,955	17,731

Other comprehensive income	2019	2018	2017
	€	€	€
Deferred tax related to items recognized in OCI during the year:
Net gain/(loss) on revaluation of cash flow hedges	537	(826)	(361)
Net (loss)/gain from remeasurement on defined benefit plans	(302)	156	53

Deferred tax charged to OCI	235	(670)	(308)

Reconciliation of tax expense and the accounting profit multiplied by Switzerland’s domestic tax rate 14.35% for 2019, 14.60% for 2018 and 2017:

	2019	2018	2017
	€	€	€
(Loss)/profit before tax	(252,652)	72,967	96,523

Tax at the statutory tax rate	(36,256)	10,653	14,092
Adjustments in respect of current tax of previous years	(4,958)	(212)	(714)
Effect on opening deferred tax of changes in rates *	173	158	(7,803)
Utilization of previously unrecognized tax losses	(2,336)	(3,872)	(630)
Income not subject to tax	(3,469)	(2,611)	(313)
Non-deductible expenses for tax purposes	7,566	5,524	6,003
Goodwill Impairment	36,496	—	—
Tax losses not recognized of the year	16,414	1,757	213
Effect of different local tax rates	6,399	6,541	7,003
Others	1,155	1,017	(120)

Income tax expense reported in the consolidated statement of profit or loss	21,184	18,955	17,731

*
The effect on opening deferred tax of changes in rates is mainly due to the tax rate of certain subsidiaries changes as a result of the tax reforms in the certain tax jurisdictions, and the blended apportionment and different tax rates in the certain tax jurisdictions.

Deferred tax relates to the following:

	Consolidated statement of financial position		Consolidated statement of profit or loss
	As at December 31, 2019	As at December 31, 2018	2019	2018	2017
	€	€	€	€	€
Recognized gross deferred income tax assets:
Losses available for offsetting against future taxable profits	29,462	25,240	3,648	(1,524)	(8,773)
Other temporary differences	28,302	30,118	(402)	15,047	4,426

	57,764	55,358	3,246	13,523	(4,347)

Recognized gross deferred income tax liabilities:
Fair value adjustment arising from business combinations	78,748	77,766	(216)	(1,623)	(14,440)
Other temporary differences	55,155	35,971	3,766	610	4,817

	133,903	113,737	3,550	(1,013)	(9,623)

Net deferred tax:

	2019	2018
	€	€
Net deferred tax assets recognized in the consolidated statement of financial position	23,063	24,562
Net deferred tax liabilities recognized in the consolidated statement of financial position	99,202	82,941

Net deferred tax	(76,139)	(58,379)

Reconciliation of deferred tax, net:

	2019	2018
	€	€
As at January 1	(58,379)	(68,418)
Tax credit/(expense) during the year recognized in profit or loss	(304)	14,126
Tax credit during the year recognized in OCI	(235)	(843)
Deferred taxes acquired in business combinations	(15,445)	(22)
Exchange differences	(1,630)	(2,855)
Reclassification as held for sale	(146)	—
Adoption of IFRS 15/16	—	(367)

As at December 31	(76,139)	(58,379)

The Group has accumulated tax losses not recognized as deferred tax assets of approximately €34,379 and €19,590 that are available indefinitely for offsetting against future taxable profits of the companies as at December 31, 2019 and 2018.
Of the losses in 2019, €1,876 will expire in two years, €3,004 of which will expire in three years, €4,804 of which will expire in four years, €8,528 of which will expire in five years, €301 of which will expire in six years, €1,522 of which will expire in seven years, €14,344 of which will not expire in future years, as at December 31, 2019.
Of the losses in 2018, €153 will expire in one year, €1,196 of which will expire in three years, €2,158 of which will expire in five years, €190 of which will expire in nine years, €15,893 of which will not expire in future years, as at December 31, 2018.

The Group believes that all applicable taxes have been paid or accrued. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate of the probable outflow of resources embodying economic benefits, which would be required to settle these liabilities. The Group does not believe that any other material tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustments to the accompanying financial statements in order for those statements not to be materially misstated or misleading.
Tax provisions are included in Note 32 based on the period in which the tax provisions are expected to be settled or in which the related statute of limitations expires.